RELATED PARTIES TRANSACTIONS (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of holding company and related parties transactions [Line Items]
Short-term benefits		$ 7,954	$ 9,200	$ 4,073
Share-based payments	[1]	5,108	1,479	769
Total director's remuneration		$ 13,062	$ 10,679	$ 4,842

[1]	Represents vesting of ordinary shares in terms of the Forfeitable Share Plan. Vesting of all ordinary shares were accelerated in the current year due to the TMI Offer.